Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of held-to-maturity securities in an unrealized loss position) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 19,682,217	$ 10,448,376
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	151,118	86,074
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	19,682,217	10,448,376
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	151,118	86,074
FHLB Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,978,840	4,532,636
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	21,160	13,517
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	1,978,840	4,532,636
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	21,160	13,517
Federal Farm Credit Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,772,528	976,590
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	23,727	23,410
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	5,772,528	976,590
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	23,727	23,410
FNMA and FHLMC Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,021,910	4,939,150
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	4,560	49,147
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	1,021,910	4,939,150
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	4,560	49,147
SBA Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,249,478
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	6,139
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	3,249,478
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	6,139
Mortgage-Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	7,659,461
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	95,532
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	7,659,461
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 95,532